Related party disclosures - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Financial guarantee on bank loan		$ 12
Outstanding commitments made by entity, related party transactions	$ 10	10
Barclay associate [member]
Disclosure of transactions between related parties [Line Items]
Loan to and from material associate investment (offset in accordance with IAS32)	$ 237	$ 237
Average interest rate on interest payable and receivable relating to loan to and from material associate investment	2.70%	0.90%